Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 96	¥ 658	¥ 398
Advances to suppliers	245	1,686	764
Receivables from online payment agencies	130	892	312
Deposits	36	247	204
Licensed copyrights	171	1,176	819
Contract assets, net	206	1,415
Others	111	767	928
Other assets, current	$ 995	¥ 6,841	¥ 3,425